poliwogg

REGENERATIVE MEDICINE FUND

Investing in Healthcare Innovation

Poliwogg Regenerative Medicine Fund, Inc. Filed pursuant to Rule 497(a) File No. 333-194516 Rule 482 ad

Poliwogg Regenerative Medicine Fund – Key Information
The Poliwogg Regenerative Medicine Fund, Inc. (the “Company”) is a new business development company, that is intended to provide investors with access and exposure to both private and public companies in the fast growing regenerative medicine sector of healthcare. The Company seeks to:
2
The Company is an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, as amended, and will be subject to reduced public company reporting requirements. The Company will elect to be regulated as a business development company, or BDC, and has no identifiable portfolio assets.
There can be no assurance that the Company’s investment objective will be achieved or that the Company’s investment program will be successful. The Company is not intended as, and you should not construe it to be, a complete investment program.
An investment in the Company involves a high degree of risk and should be considered speculative.  You could lose some or all of your investment. For a summary of the risks associated with an investment in the Company, please see the back pages of this document and the “Risk Factors” section of the preliminary prospectus.  The information in the Company’s preliminary prospectus and in this document is not complete and may be amended or changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission, but has not yet become effective. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not a solicitation of an offer to buy these securities in any jurisdiction where the offer or sale is not permitted. Investors should consider the Company’s investment objective, risks and charges and expenses carefully before investing.
The preliminary prospectus contains more complete information about the Company and should be read carefully before investing. A copy of the final prospectus, when available, can be obtained from WR Hambrecht + Co at (415) 551-8600 or Avondale Partners at
(615) 467-3500.
W.R. Hambrecht + Co., LLC and Avondale Partners, LLC are the underwriters for this offering.
• Maximize long-term capital appreciation
• Provide exposure to both public and private companies
• Make investments in equity securities of growth companies engaged in regenerative medicine technologies
• Pursue opportunities to invest in a range of technologies – tools, devices, cell therapies and drugs
www.PoliwoggFunds.com

   Subject to official notice of issuance, the Company’s common stock has been approved for listing on The NASDAQ Capital Market under the symbol “PRMF”.
   Please refer to “Fees and Expenses” section of the preliminary prospectus for information on the fees, charges and expenses associated with investing in the Company.
   The Company’s shares of common stock are being offered on a best efforts basis, subject to a minimum requirement of $60 million in gross offering proceeds. The
Company will not proceed with its initial public offering unless it satisfies all the applicable conditions for listing on The Nasdaq Capital Market and receives gross offering proceeds of at least $60 million. There can be no assurance that the Company will sell any or all of the shares to be sold pursuant to this offering.  Investor funds will be deposited into an escrow account for the benefit of investors. The offering will not be completed unless the Company’s sell the minimum amount of shares to be sold, which are the shares the Company is offering. The escrow agent will not accept any investor funds until the date of the final prospectus. On the closing date, the escrow agent will notify the underwriters whether at least $60 million has been received, which is the amount necessary to purchase the minimum amount of shares to be sold in this offering.
Poliwogg Regenerative Medicine Fund – Key Facts
Objective: Long-Term Capital Appreciation
Asset Class: Healthcare
Ticker Symbol: PRMF
1
Offering Price: $20.00 per share
Gross Selling Concession/Spread: 6%
2
Base Management Fee: 1.75%
2
Incentive Fee: 20%
2
Hurdle Rate: 6%
2
Expected Closing Date: December 2014
Minimum Fund Offering Size: $60 million
3
Structure: Business Development Company
Investment Advisor: Poliwogg Advisers, LLC (“Poliwogg Advisers”)
3

Poliwogg Regenerative Medicine Fund – Additional Information
Distribution: The method of distribution being used by the underwriters in this offering differs somewhat from that traditionally employed in underwritten offerings. The underwriters have agreed to use their “best efforts” to procure potential purchasers for the shares of common stock being. All investor funds received prior to closing will be deposited in an escrow account until closing. In the event the Company does not sell a minimum of 3,000,000 shares by the closing date in the final prospectus, escrowed funds will be promptly returned to investors without interest or deduction. In the event that the minimum of 3,000,000 shares are sold by such date, the Company will close on those funds received and promptly issue shares of common stock.
Investment: The Company is a newly organized business development company that invests primarily in the equity and equity-linked securities of companies involved in, or significantly benefitting from, stem cell science and other regenerative medical technologies, including companies involved in the development of drugs, devices or therapies generated, in whole or in part, from stem cell research or other regenerative medical technologies. The Company’s investment objective is to maximize long-term capital appreciation. In pursuing this objective, the Company seeks to realize capital appreciation from its equity and equity-linked investments. In light of this investment strategy, the Company does not anticipate that its portfolio will generate significant ordinary income from interest and dividends. As a result, investors should not expect regular distributions of ordinary income. As a new company with no investments, our initial public offering may be deemed to be a “blind pool” offering. An investor may not have the opportunity to evaluate historical data or assess investments prior to purchasing our shares.
Investment Adviser: Poliwogg Advisers is a wholly owned subsidiary of Poliwogg Holdings, Inc., a Delaware corporation. Poliwogg
Advisers is newly registered as an investment adviser with the SEC under the Advisers Act. Poliwogg Advisers has no previous operating experience and has not previously managed a BDC or a RIC (“regulated investment company”).
Investment Advisory Fee: Poliwogg Advisers will be compensated for its services. Pursuant to the investment advisory agreement,
Poliwogg Advisers will be entitled to a fee consisting of two components—a base management fee and an incentive fee. The base management fee will be calculated at an annual rate of 1.75% of the Company’s total assets which includes any borrowings for investment purposes and payable quarterly in arrears. The base management fee will be calculated based on the average of (1) the value of the
Company’s total assets which includes any borrowings for investment purposes at the end of the current calendar quarter, and (2) the value of the Company’s total assets which includes any borrowings for investment purposes at the end of the preceding calendar quarter; and
appropriately adjusted for any share issuances or repurchases, if any, during the current calendar quarter. Base management fees for any partial month or quarter will be pro-rated. The base management fee may or may not be taken in whole or in part at discretion of Poliwogg
Advisers. The incentive fee is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory agreement, as of the termination date), beginning on the commencement of the Company’s operations, and will equal the lesser of
(i) 20% of the Company’s realized capital gains during such calendar year, if any, calculated on an investment-by-investment basis, subject to a non-compounded preferred return, or “hurdle,” and a “catch-up” feature, and (ii) 20% of the Company’s realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fees. See “Investment Advisory Agreement and Administrative Services Agreement” in the preliminary prospectus for more information on the investment advisory fee.

Name Title Experience
Brock Reeve President and Portfolio
Manager
• Executive Director, Harvard Stem Cell Institute
•
• Formed strategic partnerships with biopharma, foundations and private equity investors
• COO, Life Science Insights, an International Data Corporation company
• Healthcare Consultant with IBM, Viant, SRI
Sam Wertheimer, PhD Executive Vice
President
• Former Private Equity Partner at OrbiMed Advisors LLC
• Director of the Office of Industrial Liaison at the NYU School of Medicine
• Director of Technology Assessment at Paramount Capital, LLC
• Registered Patent Agent at Darby & Darby
• Research Scientist at Memorial Sloan Kettering Cancer Center
Portfolio Managers

Invested $15 - $20 million per year in regenerative medicine for over eight years

Projected U.S. Population Growth
Percentage change from 2012
200%
150
100
50
0
Age 85 and up
Age 65 and up
Total population
2015
'20
'25
'30
'35
'40
'45
'50
'55
'60

The Cost Impact of an Aging Population
2010 U.S. Healthcare Costs
2030 Projected U.S. Healthcare Costs
$250
$200
$150
$100
$50
$0
Billions
5
10
15
20
25
30
35
40
45
50
55
60
65
70
75
80
85
90
95
100
Age Groups

Investing in Healthcare Innovation |

Our Population is Growing, Growing Older and Costing More Source: U.S. Census Bureau 6

Aging Brings Many (Chronic) Diseases
Do you know anyone with:
Alzheimer’s Disease
Arthritis
Cancer
Diabetes
Heart Disease
Macular degeneration
Muscle wasting
Osteoporosis
Parkinson’s Disease
Stroke
…
not to mention injury…

cancer
cardiology
dermatology
neurology
musculoskeletal
Regenerative Medicine
A New Path to Understanding and Curing Disease
cell-based therapies
immunotherapies
gene therapies
devices
Top 5 Indications
Source: Alliance for Regenerative Medicine, RM Annual Industry Report 2014
Multiple sectors for investment
8
Regenerative
Medicine
Therapeutics
& Devices
56%
Services
12%
Cell & Tissue
Banks
13%
Tools &
Reagents
19%

What Have We Begun to Learn in the Last Decade?
How to manipulate cells
Which tissues repair and how
Interaction between a cell and its environment
How to create “disease in a dish”
How to impact a complex disease like cancer
How to build organs
New ways to impact conditions such as obesity, aging

Why Invest in Regenerative Medicine Now?
Technology is developing beyond research stage and
is in the clinic/market
Investors can leverage public sector investments
UK – Cell Therapy Catapult, UK Stem Cell Bank
US Army – AFIRM – Armed Forces Institute of Regenerative
Medicine
Biopharma industry is engaged
Disease Foundations heavily involved
ALS Association; SMA Foundation; JDRF- Juvenile Diabetes
Research Foundation International
Public and private investment opportunities
~700 companies currently in the field
25% of biotech IPOs in the second half of last year were
regenerative medicine companies
Note: The above referenced entities are not affiliated with the Company.

The Poliwogg Regenerative Medicine Fund provides individual
investors access to innovative healthcare companies
• Ability to invest in both emerging private companies as well as, to an extent, existing public companies
• Ability to invest in regenerative medicine companies that may:
• Address the fundamental causes of disease and injury that affect us all
• Change the economics of drug discovery and clinical trials
• Understand how to replace the ability to repair and regenerate that we lose over time
Investment Opportunity

U.S. Venture Capital: Since Inception IRR by Company Initial Investment Year
Healthcare Industry
All Venture Capital
35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
Source: Cambridge Associates US Venture Capital Benchmark Statistics as of September 30, 2013

U.S. Healthcare Venture Capital: Since Inception IRR by Company Initial Investment Year
Healthcare Devices
Healthcare Services
Healthcare Software/Systems
Pharmaceuticals
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
Source: Cambridge Associates US Venture Capital Benchmark Statistics as of September 30, 2013

Investing in Healthcare Innovation |

• Small healthcare companies creating new products that address unmet medical needs
• Healthcare venture capital outperformed other venture sectors in the decade from 2000 to 2010
1,2
1 Forbes 2013. Debunking Myths about Biotech Venture Captial
2 Booth BL, Salehizadeh B. In defense of life sciences venture investing. Nature Biotechnology 29, 579–583 (2011)
Investment Opportunity
Source: Update on Healthcare Venture Capital, Fairview Capital
Past performance should not be taken as an indication or guarantee of future results, and no representation or warranty, express or implied, is made regarding future performance. The past performance shown above is not representative of the performance of the Company.

Market Capitalization ($MM)
$3,878
$4,673
$5,042
$7,692
$10,948
$13,799
298
292
3,053
497
339
692
3,145
603
377
835
3,227
1,226
587
2,290
3,589
1,998
1,525
3,292
4,133
2,199
1,336
5,224
5,039
12/31/2011
6/30/2012
12/31/2012
6/30/2013
12/31/2013
6/30/2014
Devices
Tools and Services
Therapeutics
Cell Therapy

Investing in Healthcare Innovation |

Capital Markets Are Recognizing the Opportunity Note: Market capitalization represents market value of 50 US-based regenerative medicine companies 13

Regenerative Medicine Revenues by Category -- Worldwide ($,b)
80.0
70.0
60.0
50.0
40.0
30.0
20.0
10.0
0.0
23% CAGR
19.3
67.6
2014
2015
2016
2017
2018
2019
2020
Dermatology
Cardiovascular
CNS
Orthopaedic
Dental
Others

Investing in Healthcare Innovation |

The Market is Large and Growing
Source: Allied Market Research; Regenerative Medicine Market 2013-2020, June 2014.
CAGR = Compounded Annual Growth Rate, which represents year-over-year growth rate over a specified period of time
Past performance should not be taken as an indication or guarantee of future results, and no representation or warranty, express or implied, is made regarding future performance. The past performance shown above is not representative of the performance of the Company.

UCSF
HSCI
HARVARD STEM CELL INSTITUTE
Karolinska Institutet
NYSCF
The New York Stem Cell Foundation
GLADSTONE INSTITUTES
ccrm
Johnson & Johnson
DEVELOPMENT CORPORATION
AMGEN
SR-one
Lilly
MS Ventures
NOVARTIS
SANOFI-GENZYME BIOVENTURES
NOVARTIS
gsk
GlaxoSmithKline
genzyme
sanofi aventis
novo nordisk
MERCK SERONO
Roche
OrbiMed
NEA
atlasventure
TPG
POLARIS
BAY CITY CAPITAL

Investing in Healthcare Innovation |

Investment Sourcing: Private Companies
Academic Institutions
Pharmaceutical Companies
Corporate Venture
Venture Capital / Private Equity
Portfolio Managers have relationships with leading scientists, institutions and corporations across the field of regenerative medicine
Brock Reeve,
President,
Poliwogg
Regenerative
Medicine Fund
Investment Sourcing Opportunity
Note: The above referenced entities are not affiliated with the Company.

2011
2.3%
2.4%
0.3%
0.6%
$4.0 billion
94.4%
2016
33.0%
$8.2 billion
0.1%
0.5%
1.7%
64.4%
Lucentis
Avastin
Visudyne
Macugen
Others
Eylea
Nature Reviews | Drug Discovery

Investing in Healthcare Innovation |

Firms: New Solutions, New Entrants
Lucentis: Novartis, Genentech (Roche)
Eylea: Bayer, Regeneron
New Entrants (private and public):
Using cells, scaffolds, and gene therapy to attack eye disease caused by age, injury and genetics
Case Study: Age Related Macular
Degeneration
Increasingly, innovation is coming from new entrants into a market, not incumbents
New Entrant
Note: The above referenced entities are not affiliated with the Company.
16
Advanced Cell
Technology,
Applied Genetic Technologies, Avalanche
Biotechnologies,
Genable Technologies, GenSight Biologics, jCyte, Iconic, NightstaRX, Regenerative Patch
Technology, ReNeuron,
Spark Therapeutics, Stem Cells
Inc.

Poliwogg Regenerative Medicine Fund – Key Facts
Objective: Long-Term Capital Appreciation
Asset Class: Healthcare
Ticker Symbol: PRMF
1
Offering Price: $20.00 per share
Gross Selling Concession/Spread: 6%
2
Base Management Fee: 1.75%
2
Incentive Fee: 20%
2
Hurdle Rate: 6%
2
Expected Closing Date: December 2014
Minimum Fund Offering Size: $60 million
3
Structure: Business Development Company
Investment Advisor: Poliwogg Advisers, LLC (“Poliwogg Advisers”)
17
Subject to official notice of issuance, the Company’s common stock has been approved for listing on The NASDAQ Capital Market under the symbol “PRMF”.

Please refer to “Fees and Expenses” section of the preliminary prospectus for information on the fees, charges and expenses associated with investing in the Company.

The Company’s shares of common stock are being offered on a best efforts basis, subject to a minimum requirement of $60 million in gross offering proceeds. The
Company will not proceed with its initial public offering unless it satisfies all the applicable conditions for listing on The Nasdaq Capital Market and receives gross offering proceeds of at least $60 million. There can be no assurance that the Company will sell any or all of the shares to be sold pursuant to this offering.  Investor funds will be deposited into an escrow account for the benefit of investors. The offering will not be completed unless the Company’s sell the minimum amount of shares to be sold, which are the shares the Company is offering. The escrow agent will not accept any investor funds until the date of the final prospectus. On the closing date, the escrow agent will notify the underwriters whether at least $60 million has been received, which is the amount necessary to purchase the minimum amount of shares to be sold in this offering.
1
2
3

Disclaimer

The information herein and in the preliminary prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the SEC, but has not yet become effective. These securities may not be sold until the registration statement filed with the SEC is effective. These materials are not an offer to sell these securities and are not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted or would be unlawful prior to registration or qualification under the securities laws of such jurisdiction.
These materials and any presentation of which they form a part are neither an offer to sell, nor a solicitation of an offer to purchase, an interest in Poliwogg Regenerative Medicine Fund, Inc.
(the “Company”, “our”, and “we”).  These materials are being provided for discussion purposes only with regard to a proposed capital raising transaction by the Company. It should be noted
that there is no guarantee that the proposed capital raising transaction will occur.
Investors are advised to carefully consider the investment objective, risks and charges and expenses of the Company before investing. The preliminary prospectus, which has been filed with the Securities and Exchange Commission (the “SEC”), contains this and other information about the Company and should be read carefully before investing.
The proposed capital raising transaction may be made only by means of a prospectus, copies of which may be obtained for free by visiting EDGAR on the SEC website at www.sec.gov or from
W. R. Hambrecht & Co., LLC, 909 Montgomery Street, Suite 3, San Francisco, CA 94133, ATT: Prospectus Group.
You or your clients may lose money by investing in the Company. The Company is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Company will achieve its investment objectives.
The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Such information is qualified in its entirety by reference to the more detailed discussions contained in the Company’s preliminary prospectus. Prospective investors should also seek advice from their own independent tax, accounting, financial, investment and legal advisors to properly assess the merits and risks associated with an investment in the Company in light of their own financial condition and other circumstances.
An investment in the Company is speculative and involves a high degree of risk. There can be no guarantee that the Company’s investment objective will be achieved. The Company may engage in other investment practices that may increase the risk of investment loss. An investor could lose all or substantially all of his or her investment. The Company’s fees and expenses may be considered high and, as a result, such fees and expenses may offset the Company’s profits. For a summary of certain of these and other risks, please see “Risk Factors” herein and in the preliminary prospectus.
These materials and any presentation of which they form a part contain statements that, to the extent they are not recitations of historical fact, constitute “forward-looking statements.” Actual outcomes and results could differ materially from those forecasts due to the impact of many factors beyond the control of the Company.  Forward-looking statements include statements concerning plans, objectives, goals, strategies, future events or performance, and underlying assumptions and other statements, which are other than statements of historical facts. The words
“believe” “expect,” “anticipate,” “intend,” “plan,” “estimate,” “aim,” “forecast,” “project,” “will,” “may,” “might,” “should,” “could” and similar expressions (or their negative) identify certain of these forward-looking statements.  Forward-looking statements include statements regarding the regenerative medicine industry and markets; strategies, outlook and growth prospects; future plans;
distribution plans; and regulatory actions.  These forward-looking statements are based upon various assumptions, many of which are based, in turn, upon further assumptions, including without limitation, management’s examination of historical trends and other data available from third parties. These assumptions are inherently subject to significant risks, uncertainties and contingencies that are difficult or impossible to predict and are beyond the Company’s control, and the Company may not achieve or accomplish these expectations, beliefs or projections.  Past performance should not be taken as an indication or guarantee of future results, and no representation or warranty, express or implied, is made regarding future performance. There is no guarantee that any of the estimates, targets or projections illustrated in these materials and any presentation of which they form a part will be achieved. Such information has been provided for illustrative purposes only. It should not be assumed that any particular investment will be profitable.  We do not undertake to update any forward-looking statements except as otherwise required by law.

Risk Factors

An investment strategy that includes investments in privately held regenerative medicine companies presents certain challenges, including the lack of available information about these companies. These investments may involve a high degree of business and financial risk, and they are generally illiquid.
An investment strategy that includes investments in privately-held or publicly-traded, micro-cap regenerative medicine companies may involve greater risks than investing in larger, more established issuers.
Our investments in regenerative medicine companies are focused on the biotechnology, life sciences and drug discovery industries, which are subject to many risks, including risks associated with product development, volatility, intense competition, shortened product life cycles, regulatory requirements and periodic downturns. Such investments subject us to the risk of significant loss if any of these industry sectors experiences a downturn.
Prior to this offering, there has been no public market for our common stock and we cannot assure you that the market price of shares of our common stock will not decline following this offering.
Our common stock may trade below its net asset value per share, which limits our ability to raise additional equity capital.
Investing in our common stock may involve an above average degree of risk.
The market price of our common stock may fluctuate significantly.
We will face significant competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses.
We are a new company and have no operating history.
As a new company with no investments, our initial public offering may be deemed to be a “blind pool” offering. An investor may not have the opportunity to evaluate historical data or assess investments prior to purchasing our shares.
If we are unable to raise substantial funds in our “best efforts” initial public offering in excess of our minimum amount, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets underperform.
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
In light of our investment strategy, we do not anticipate that the portfolio will generate significant ordinary income from interest and dividends. As a result, investors should not expect regular distributions of ordinary income from the Company.
A stockholder’s interest in us will be diluted if we issue additional shares, which could reduce the overall value of an investment in us.
Our stockholders will experience dilution in their ownership percentage unless they opt into our dividend reinvestment plan.
Our investments in prospective portfolio companies may be risky, and we could lose all or part of our investment.
Our portfolio companies may have limited operating histories and financial resources.
Our investment strategy includes investing in equity securities of early-stage, emerging growth companies, which involve a degree of risk that can result in substantial losses as these companies are in a “start-up” stage of development with little or no operating history, often operate at a loss and may have no marketable or approved products or technology.
Our investment strategy includes investing in equity securities in venture-stage companies, which are subject to many risks, including dependence on the need to raise additional capital, volatility, intense competition, shortened product life cycles, dependence on key management, changes in regulatory and governmental programs and periodic downturns and you could lose all or part of your investment. Additionally, these investments will not yield returns until a liquidity event occurs and there can be no assurance that an IPO or sale or joint venture will occur for these companies.
We may invest in micro-cap companies and companies we may hope will have successful initial public offerings.
We may invest in companies that do not have venture capital or private equity firms as equity investors, and these companies may entail a higher risk of loss than do companies with institutional equity investors, which could increase the risk of loss of your investment.
Investing in regenerative medicine companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results, including the following:
An investment in shares of our common stock involves a high degree of risk and may be considered speculative. You should carefully consider the information found in “Risk
Factors” in the preliminary prospectus before deciding to invest in shares of our common stock. The following are some of the risks an investment in us involves:

Contact Information
Company managed by:
Poliwogg Advisers, LLC
420 Lexington Avenue, Suite 920
New York, NY 10017
P (855) 753-6484
e info@poliwoggfunds.com
For additional information:
WR Hambrecht + CO
909 Montgomery Street, Suite 3
San Francisco, CA 94133
P (415) 551-8600
e info@wrhambrecht.com
Additional offices:
1 East 52 Street, 3rd Floor
New York, NY, 10022
Avondale Partners
3102 West End Ave., Suite 1100
Nashville, TN 37203
P (615) 467-3500
e info@avondalepartnersllc.com
20